Note 8 - Collaborative Agreements (Details Textual) - USD ($)	12 Months Ended		133 Months Ended	142 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
University of Toronto [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 0.26		$ 0.26
University of Toronto [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1		$ 1
University of Toronto [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
University of Toronto [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			25,000
Professor [Member] | Minimum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years	10 years
Professor [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	0.26		$ 0.26
Professor [Member] | Maximum [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			13 years	13 years
Professor [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	1		$ 1	$ 1
Professor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			483,299	275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	62,500		62,500	125,000
Research and Development Expense, Sponsored Research	$ 170,575	$ 67,270